Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Revenue and Gross Profit
Segment revenue and gross profit were as follows during the periods presented:

	Three Months Ended March 31,
	2022	2021
Revenue:
Retail	$9,179	7,821
Brands	2,241	1,654

Total revenue	$11,420	$9,475

Gross profit:
Retail	8,139	7,091
Brands	1,826	1,294

Total gross profit	$9,965	$8,385

Segment revenue and gross profit were as follows during the periods presented:

	Year Ended December 31,
	2021	2020
Revenue:
Retail	$33,628	29,591
Brands	9,408	6,801

Total revenue	$43,036	$36,392

Gross profit:
Retail	30,435	26,290
Brands	7,618	5,140

Total gross profit	$38,053	$31,430